UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
44	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Stock Index Fund’s (the “fund”) Initial shares produced a total return of 1.08%, and its Service shares produced a total return of 0.97%.1 In comparison, the fund’s benchmark, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 1.23% for the same period.2,3

U.S. equities advanced modestly over the first half of 2015 amid choppy economic growth. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Choppy Economic Growth Constrained Equity Gains

In contrast to robust economic performance during much of 2014, the economic recovery proved more uneven over the first half of 2015.The U.S. economy contracted modestly during the first quarter in the face of severe winter weather and a labor slowdown in West Coast ports. Global economic weakness further weighed on U.S. exporters and multinational corporations when massive quantitative easing programs in Europe and Japan caused the U.S. dollar to appreciate sharply against most foreign currencies. Meanwhile, sharply lower oil prices created challenges for energy producers. In this environment, the S&P 500 Index repeatedly vacillated between gains and losses over the first few months of the year.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The economy seemed to get back on track in the spring, when labor markets resumed their gains, housing markets showed renewed strength, oil prices rebounded, and currency exchange rates stabilized.These developments more than offset concerns surrounding flat wage growth and reduced labor force participation. Consequently, stock prices moved higher through mid-June until concerns regarding a debt crisis in Greece derailed the market’s advance.

Various Market Sectors Produced Mixed Results

The health care sector ranked as the S&P 500 Index’s strongest segment over the first half of 2015. Earnings of health care providers were supported by demographic trends in which an aging population is spending more on medical services. In addition, the Affordable Care Act has boosted demand for hospitals and insurers while fueling speculation that mergers-and-acquisitions activity will increase within the sector. The consumer discretionary sector was bolstered over the reporting period by improved consumer confidence, and restaurants, hotels, and entertainment providers benefited from higher levels of disposable income stemming from lower fuel prices. Moreover, many consumer discretionary companies derive the bulk of their revenues from the United States, which enabled them to avoid the dampening influences of adverse currency fluctuations.

The information technology sector produced more mixed results. Innovative companies engaged in cloud and mobile computing fared well, but legacy technology producers — such as those focusing on desktop computers — lagged sector averages. The sector’s results also were bolstered by consumer electronics giant Apple, which continued to gain market share among smartphone users.

The energy sector was the greatest laggard within the S&P 500 Index over the first half of 2015. Although oil prices have rebounded to a degree, they remain significantly lower than year-ago levels. Energy companies also have struggled with high inventories, slowing global demand, and concerns that sanctions relief for Iran could increase crude oil supplies. Dividend-paying companies in the utilities sector generally produced flat earnings over the first half of the year, but they lost value due to concerns that rising interest rates could make bonds a more competitive alternative for income-oriented investors. Stocks in the industrials sector fell out of favor amid global economic weakness and a strengthening U.S. dollar early in the reporting period. In addition, airlines were hurt by increased industry capacity, and railroads suffered when shipping volumes declined among domestic energy producers.

Maintaining a Passive Investment Approach

Although we attempt to replicate the performance of the S&P 500 Index and do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economy recently has gained momentum, and international markets may be poised for recovery in response to aggressively accommodative monetary policies. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends monthly and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,”“Standard & Poor’s 500™, ”and “S&P 500®” are trademarks of Standard &
Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund to reflect the fund’s
benchmark.The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.40	$ 2.59
Ending value (after expenses)	$ 1,010.80	$ 1,009.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.40	$ 2.61
Ending value (after expenses)	$ 1,023.41	$ 1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .28% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2015 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)
Automobiles & Components—1.1%
BorgWarner	26,373	1,499,041
Delphi Automotive	34,170	2,907,525
Ford Motor	456,338	6,849,633
General Motors	157,043	5,234,243
Goodyear Tire & Rubber	32,553	981,473
Harley-Davidson	24,200	1,363,670
Johnson Controls	75,545	3,741,744
		22,577,329
Banks—6.2%
Bank of America	1,216,790	20,709,766
BB&T	83,382	3,361,128
Citigroup	352,388	19,465,913
Comerica	20,999	1,077,669
Fifth Third Bancorp	93,672	1,950,251
Hudson City Bancorp	54,637	539,814
Huntington Bancshares	92,131	1,042,002
JPMorgan Chase & Co.	431,436	29,234,103
KeyCorp	97,036	1,457,481
M&T Bank	15,265	1,907,056
People’s United Financial	36,681	594,599
PNC Financial Services Group	60,434	5,780,512
Regions Financial	158,606	1,643,158
SunTrust Banks	60,142	2,587,309
U.S. Bancorp	207,097	8,988,010
Wells Fargo & Co.	544,246	30,608,395
Zions Bancorporation	21,832	692,839
		131,640,005
Capital Goods—7.4%
3M	73,342	11,316,671
Allegion	10,801	649,572
AMETEK	28,427	1,557,231
Boeing	74,737	10,367,517
Caterpillar	70,596	5,987,953
Cummins	19,730	2,588,379
Danaher	71,300	6,102,567

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Deere & Co.	38,995	[a]	3,784,465
Dover	19,008		1,333,981
Eaton	54,300		3,664,707
Emerson Electric	77,690		4,306,357
Fastenal	32,374	[a]	1,365,535
Flowserve	16,349		860,938
Fluor	17,391		921,897
General Dynamics	36,691		5,198,748
General Electric	1,170,208		31,092,427
Honeywell International	90,370		9,215,029
Illinois Tool Works	40,123		3,682,890
Ingersoll-Rand	30,315		2,043,837
Jacobs Engineering Group	15,244	[b]	619,211
Joy Global	11,265	[a]	407,793
L-3 Communications Holdings	9,834		1,114,979
Lockheed Martin	31,319		5,822,202
Masco	39,775		1,060,799
Northrop Grumman	22,976		3,644,683
PACCAR	40,607		2,591,133
Pall	12,172		1,514,805
Parker Hannifin	16,805		1,954,926
Pentair	20,854		1,433,712
Precision Castparts	16,073		3,212,511
Quanta Services	25,057	[b]	722,143
Raytheon	35,886		3,433,572
Rockwell Automation	15,447		1,925,314
Rockwell Collins	15,630		1,443,431
Roper Technologies	11,862		2,045,721
Snap-on	6,577		1,047,387
Stanley Black & Decker	17,936		1,887,585
Textron	32,583		1,454,179
United Rentals	10,991	[b]	963,031
United Technologies	95,468		10,590,265
W.W. Grainger	6,892		1,630,992

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Xylem	22,125		820,174
			157,381,249
Commercial & Professional Services—.6%
ADT	20,783	[a]	697,685
Cintas	10,997		930,236
Dun & Bradstreet	3,960		483,120
Equifax	14,075		1,366,542
Nielsen	43,002		1,925,200
Pitney Bowes	23,223		483,271
Republic Services	28,928		1,133,110
Robert Half International	15,113		838,772
Stericycle	9,614	[b]	1,287,411
Tyco International	47,900		1,843,192
Waste Management	49,415		2,290,385
			13,278,924
Consumer Durables & Apparel—1.4%
Coach	32,907		1,138,911
D.R. Horton	39,115		1,070,186
Fossil Group	5,573	[a,b]	386,543
Garmin	14,345		630,176
Hanesbrands	47,053		1,567,806
Harman International Industries	7,974		948,428
Hasbro	12,719		951,254
Leggett & Platt	16,421		799,374
Lennar, Cl. A	19,766		1,008,857
Mattel	40,884		1,050,310
Michael Kors Holdings	22,776	[b]	958,642
Mohawk Industries	7,293	[b]	1,392,234
Newell Rubbermaid	32,349		1,329,867
NIKE, Cl. B	81,449		8,798,121
PulteGroup	39,332		792,540
PVH	9,394		1,082,189
Ralph Lauren	7,218		955,374
Under Armour, Cl. A	19,017	[b]	1,586,778

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
VF	40,113		2,797,481
Whirlpool	9,062		1,568,179
			30,813,250
Consumer Services—1.8%
Carnival	52,374		2,586,752
Chipotle Mexican Grill	3,580	[b]	2,165,864
Darden Restaurants	14,864		1,056,533
H&R Block	31,557		935,665
Marriott International, Cl. A	24,443	[a]	1,818,315
McDonald’s	111,804		10,629,206
Royal Caribbean Cruises	19,705		1,550,586
Starbucks	173,112		9,281,400
Starwood Hotels & Resorts Worldwide	20,267	[c]	1,643,451
Wyndham Worldwide	13,770		1,127,901
Wynn Resorts	9,402		927,695
Yum! Brands	49,841		4,489,677
			38,213,045
Diversified Financials—5.1%
Affiliated Managers Group	6,526	[b]	1,426,584
American Express	101,874		7,917,647
Ameriprise Financial	21,428		2,677,000
Bank of New York Mellon	129,260		5,425,042
Berkshire Hathaway, Cl. B	211,821	[b]	28,830,956
BlackRock	14,614		5,056,152
Capital One Financial	63,533		5,588,998
Charles Schwab	133,690		4,364,979
CME Group	36,404		3,387,756
Discover Financial Services	51,298		2,955,791
E*TRADE Financial	33,871	[b]	1,014,436
Franklin Resources	45,466		2,229,198
Goldman Sachs Group	46,779		9,766,987
Intercontinental Exchange	13,088		2,926,608
Invesco	49,404		1,852,156
Legg Mason	11,677		601,716
Leucadia National	38,352		931,187
McGraw-Hill Financial	31,902		3,204,556

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Moody’s	20,979		2,264,893
Morgan Stanley	177,802		6,896,940
NASDAQ OMX Group	13,750		671,137
Navient	47,286		861,078
Northern Trust	25,233		1,929,315
State Street	47,379		3,648,183
T. Rowe Price Group	30,751		2,390,275
			108,819,570
Energy—7.8%
Anadarko Petroleum	58,800		4,589,928
Apache	43,669		2,516,644
Baker Hughes	51,001		3,146,762
Cabot Oil & Gas	47,243	[a]	1,490,044
Cameron International	22,383	[b]	1,172,198
Chesapeake Energy	59,535	[a]	665,006
Chevron	218,404		21,069,434
Cimarex Energy	10,841		1,195,871
ConocoPhillips	142,210		8,733,116
CONSOL Energy	27,392		595,502
Devon Energy	44,768		2,663,248
Diamond Offshore Drilling	8,660	[a]	223,515
Ensco, Cl. A	27,022		601,780
EOG Resources	63,686		5,575,709
EQT	17,492		1,422,799
Exxon Mobil	485,590		40,401,088
FMC Technologies	27,452	[b]	1,138,983
Halliburton	98,530	[a]	4,243,687
Helmerich & Payne	12,355	[a]	870,039
Hess	28,693		1,918,988
Kinder Morgan	201,325		7,728,867
Marathon Oil	77,729		2,062,928
Marathon Petroleum	62,676		3,278,582
Murphy Oil	18,930		786,920
National Oilwell Varco	45,114		2,178,104
Newfield Exploration	18,373	[b]	663,633
Noble	30,092	[a]	463,116

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Noble Energy	45,129		1,926,106
Occidental Petroleum	88,881		6,912,275
ONEOK	24,607		971,484
Phillips 66	63,052		5,079,469
Pioneer Natural Resources	17,221		2,388,380
Range Resources	19,911		983,205
Schlumberger	147,411		12,705,354
Southwestern Energy	44,543	[b]	1,012,462
Spectra Energy	76,927		2,507,820
Tesoro	14,262		1,203,855
Transocean	39,286	[a]	633,290
Valero Energy	59,129		3,701,475
Williams	77,988		4,475,731
			165,897,397
Food & Staples Retailing—2.4%
Costco Wholesale	50,760		6,855,646
CVS Health	131,024		13,741,797
Kroger	56,477		4,095,147
Sysco	68,528		2,473,861
Wal-Mart Stores	182,575		12,950,045
Walgreens Boots Alliance	100,652		8,499,055
Whole Foods Market	41,527		1,637,825
			50,253,376
Food, Beverage & Tobacco—5.1%
Altria Group	227,537		11,128,835
Archer-Daniels-Midland	72,882		3,514,370
Brown-Forman, Cl. B	17,892		1,792,421
Campbell Soup	20,702		986,450
Coca-Cola	454,486		17,829,486
Coca-Cola Enterprises	25,447		1,105,418
ConAgra Foods	50,514		2,208,472
Constellation Brands, Cl. A	19,297		2,238,838
Dr. Pepper Snapple Group	22,174		1,616,485
General Mills	70,249		3,914,274
Hershey	17,560		1,559,855
Hormel Foods	16,227		914,716

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
J.M. Smucker	11,160		1,209,856
Kellogg	30,010		1,881,627
Keurig Green Mountain	14,411		1,104,315
Kraft Foods Group	68,592		5,839,923
McCormick & Co	15,009		1,214,979
Mead Johnson Nutrition	23,727		2,140,650
Molson Coors Brewing, Cl. B	18,665		1,303,004
Mondelez International, Cl. A	189,040		7,777,106
Monster Beverage	16,967	[b]	2,273,917
PepsiCo	171,409		15,999,316
Philip Morris International	179,903		14,422,824
Reynolds American	47,389		3,538,077
Tyson Foods, Cl. A	34,559		1,473,250
			108,988,464
Health Care Equipment & Services—5.2%
Abbott Laboratories	173,029		8,492,263
Aetna	40,934		5,217,448
AmerisourceBergen	23,948		2,546,630
Anthem	30,941		5,078,656
Baxter International	63,536		4,443,072
Becton Dickinson & Co.	24,131		3,418,156
Boston Scientific	152,404	[b]	2,697,551
C.R. Bard	8,622		1,471,775
Cardinal Health	38,209		3,196,183
Cerner	35,848	[b]	2,475,663
Cigna	29,699		4,811,238
DaVita HealthCare Partners	19,709	[b]	1,566,274
DENTSPLY International	15,866		817,892
Edwards Lifesciences	12,257	[b]	1,745,765
Express Scripts Holding	84,463	[b]	7,512,139
HCA Holdings	34,704	[b]	3,148,347
Henry Schein	9,672	[b]	1,374,585
Humana	17,302		3,309,527
Intuitive Surgical	4,256	[b]	2,062,032
Laboratory Corporation of America Holdings	11,672	[b]	1,414,880
McKesson	27,038		6,078,413

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Medtronic	164,684		12,203,084
Patterson	9,507		462,516
Quest Diagnostics	16,648		1,207,313
St. Jude Medical	32,425		2,369,295
Stryker	34,618		3,308,442
Tenet Healthcare	11,190	[b]	647,677
UnitedHealth Group	110,215		13,446,230
Universal Health Services, Cl. B	10,567		1,501,571
Varian Medical Systems	11,943	[b]	1,007,153
Zimmer Biomet Holdings	19,872		2,170,619
			111,202,389
Household & Personal Products—1.8%
Clorox	15,164		1,577,359
Colgate-Palmolive	98,330		6,431,765
Estee Lauder, Cl. A	25,698		2,226,989
Kimberly-Clark	42,388		4,491,856
Procter & Gamble	315,026		24,647,634
			39,375,603
Insurance—2.7%
ACE	37,600		3,823,168
Aflac	50,373		3,133,201
Allstate	47,811		3,101,500
American International Group	155,037		9,584,387
Aon	32,158		3,205,509
Assurant	8,162		546,854
Chubb	26,441		2,515,597
Cincinnati Financial	17,615		883,921
Genworth Financial, Cl. A	58,498	[b]	442,830
Hartford Financial Services Group	49,718		2,066,777
Lincoln National	29,938		1,772,928
Loews	34,182		1,316,349
Marsh & McLennan	62,907		3,566,827
MetLife	129,791		7,266,998
Principal Financial Group	31,386		1,609,788
Progressive	61,408		1,708,985
Prudential Financial	52,233		4,571,432

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Torchmark	14,359		835,981
Travelers	36,934		3,570,040
Unum Group	28,587		1,021,985
XL Group	35,292		1,312,862
			57,857,919
Materials—3.2%
Air Products & Chemicals	22,134		3,028,595
Airgas	8,186		865,915
Alcoa	138,296		1,542,000
Allegheny Technologies	13,606		410,901
Avery Dennison	10,048		612,325
Ball	15,582		1,093,077
CF Industries Holdings	28,245		1,815,589
Dow Chemical	125,481		6,420,863
E.I. du Pont de Nemours & Co.	104,474		6,681,112
Eastman Chemical	16,843		1,378,094
Ecolab	30,933		3,497,594
FMC	15,496		814,315
Freeport-McMoRan	119,177		2,219,076
International Flavors & Fragrances	9,317		1,018,255
International Paper	48,934		2,328,769
LyondellBasell Industries, Cl. A	45,586		4,719,063
Martin Marietta Materials	7,330		1,037,268
MeadWestvaco	38,806		1,831,255
Monsanto	55,729		5,940,154
Mosaic	36,308		1,701,030
Newmont Mining	61,239		1,430,543
Nucor	37,363		1,646,587
Owens-Illinois	19,062	[b]	437,282
PPG Industries	31,502		3,613,909
Praxair	33,206		3,969,777
Sealed Air	25,014		1,285,219
Sherwin-Williams	9,493		2,610,765
Sigma-Aldrich	13,713		1,910,907
Vulcan Materials	15,563		1,306,203
			67,166,442

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Media—3.7%
Cablevision Systems Cl. A	26,358	[a]	631,011
CBS, Cl. B	52,511		2,914,360
Comcast, Cl. A	292,047		17,563,707
DIRECTV	58,334	[b]	5,412,812
Discovery Communications, Cl. A	17,665	[a,b]	587,538
Discovery Communications, Cl. C	32,180	[b]	1,000,154
Gannet	12,967		181,401
Interpublic Group of Companies	48,207		928,949
News Corp., Cl. A	57,179	[b]	834,242
Omnicom Group	28,432		1,975,740
Scripps Networks Interactive, Cl. A	11,466	[a]	749,532
TEGNA	25,933		831,671
Time Warner	96,540		8,438,561
Time Warner Cable	32,814		5,846,470
Twenty-First Century Fox, Cl. A	205,755		6,696,296
Viacom, Cl. B	41,547		2,685,598
Walt Disney	180,862		20,643,589
			77,921,631
Pharmaceuticals, Biotech &
Life Sciences—10.1%
AbbVie	199,216		13,385,323
Agilent Technologies	39,140		1,510,021
Alexion Pharmaceuticals	25,894	[b]	4,680,858
Allergan	45,566	[b]	13,827,458
Amgen	88,294		13,554,895
Biogen	27,297	[b]	11,026,350
Bristol-Myers Squibb	193,569		12,880,081
Celgene	92,167	[b]	10,666,948
Eli Lilly & Co.	112,852		9,422,013
Endo International	23,406	[b]	1,864,288
Gilead Sciences	170,766		19,993,283
Hospira	20,018	[b]	1,775,797
Johnson & Johnson	321,800		31,362,628
Mallinckrodt	13,365	[b]	1,573,328
Merck & Co.	328,291		18,689,607
Mylan	47,761	[b]	3,241,061

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
PerkinElmer	12,780		672,739
Perrigo Company	16,956		3,133,977
Pfizer	715,008		23,974,218
Regeneron Pharmaceuticals	8,747	[b]	4,462,107
Thermo Fisher Scientific	45,728		5,933,665
Vertex Pharmaceuticals	28,123	[b]	3,472,628
Waters	9,473	[b]	1,216,144
Zoetis	59,045		2,847,150
			215,166,567
Real Estate—2.4%
American Tower	49,157	[c]	4,585,857
Apartment Investment & Management, Cl. A	18,056	[c]	666,808
AvalonBay Communities	15,484	[c]	2,475,427
Boston Properties	17,770	[c]	2,150,881
CBRE Group, Cl. A	32,473	[b]	1,201,501
Crown Castle International	39,213		3,148,804
Equity Residential	42,692	[c]	2,995,698
Essex Property Trust	7,595	[c]	1,613,937
General Growth Properties	73,952	[c]	1,897,608
HCP	53,355	[c]	1,945,857
Health Care	40,751	[c]	2,674,488
Host Hotels & Resorts	87,739	[c]	1,739,864
Iron Mountain	22,010		682,310
Kimco Realty	49,616	[c]	1,118,345
Macerich	16,251	[c]	1,212,325
Plum Creek Timber	20,445	[c]	829,454
Prologis	58,997	[c]	2,188,789
Public Storage	16,656	[c]	3,070,867
Realty Income	26,423	[a,c]	1,172,917
Simon Property Group	36,270	[c]	6,275,435
SL Green Realty	11,580	[c]	1,272,526
Ventas	38,024	[c]	2,360,910
Vornado Realty Trust	20,670	[c]	1,962,203
Weyerhaeuser	60,491	[c]	1,905,467
			51,148,278

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—4.7%
Amazon.com	44,343	[b]	19,248,853
AutoNation	7,846	[b]	494,141
AutoZone	3,682	[b]	2,455,526
Bed Bath & Beyond	19,967	[a,b]	1,377,324
Best Buy	34,569		1,127,295
CarMax	24,824	[b]	1,643,597
Dollar General	34,741		2,700,765
Dollar Tree	23,654	[b]	1,868,429
Expedia	11,929		1,304,436
Family Dollar Stores	11,473		904,187
GameStop, Cl. A	13,708	[a]	588,896
Gap	29,963		1,143,688
Genuine Parts	17,949		1,606,974
Home Depot	150,943		16,774,296
Kohl’s	23,210		1,453,178
L Brands	28,146		2,412,957
Lowe’s	108,465		7,263,901
Macy’s	39,871		2,690,096
Netflix	6,974	[b]	4,581,500
Nordstrom	16,415		1,222,918
O’Reilly Automotive	11,733	[b]	2,651,423
Priceline Group	6,035	[b]	6,948,518
Ross Stores	47,772		2,322,197
Staples	72,385		1,108,214
Target	73,958		6,037,192
The TJX Companies	78,629		5,202,881
Tiffany & Co.	13,366		1,226,999
Tractor Supply	15,611		1,404,053
TripAdvisor	12,783	[b]	1,113,911
Urban Outfitters	10,889	[b]	381,115
			101,259,460
Semiconductors & Semiconductor
Equipment—2.4%
Altera	34,487		1,765,734
Analog Devices	36,704		2,355,846
Applied Materials	144,748		2,782,057

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Avago Technologies	30,058		3,995,610
Broadcom, Cl. A	63,813		3,285,731
First Solar	8,381	[b]	393,739
Intel	550,927		16,756,445
KLA-Tencor	18,331		1,030,386
Lam Research	18,283		1,487,322
Linear Technology	27,726		1,226,321
Microchip Technology	23,408	[a]	1,110,124
Micron Technology	126,449	[b]	2,382,299
NVIDIA	60,979		1,226,288
Qorvo	17,217	[b]	1,382,009
Skyworks Solutions	22,310		2,322,471
Texas Instruments	121,663		6,266,861
Xilinx	29,899		1,320,340
			51,089,583
Software & Services—10.4%
Accenture, Cl. A	73,201		7,084,393
Adobe Systems	55,145	[b]	4,467,296
Akamai Technologies	20,863	[b]	1,456,655
Alliance Data Systems	7,239	[b]	2,113,354
Autodesk	27,022	[b]	1,353,127
Automatic Data Processing	54,692		4,387,939
CA	38,102		1,116,008
Citrix Systems	18,232	[b]	1,279,157
Cognizant Technology Solutions, Cl. A	70,666	[b]	4,316,986
Computer Sciences	15,975		1,048,599
eBay	127,946	[b]	7,707,467
Electronic Arts	35,857	[b]	2,384,490
Equinix	6,626		1,683,004
Facebook, Cl. A	244,574	[b]	20,975,889
Fidelity National Information Services	32,728		2,022,590
Fiserv	28,144	[b]	2,331,168
Google, Cl. A	33,236	[b]	17,948,769
Google, Cl. C	33,184	[b]	17,272,604
International Business Machines	106,314		17,293,035

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Intuit	31,757		3,200,153
MasterCard, Cl. A	112,618		10,527,531
Microsoft	940,042		41,502,854
Oracle	370,677		14,938,283
Paychex	37,655		1,765,266
Red Hat	21,043	[b]	1,597,795
salesforce.com	70,766	[b]	4,927,437
Symantec	80,734		1,877,066
Teradata	17,281	[a,b]	639,397
Total System Services	19,743		824,665
VeriSign	12,387	[a,b]	764,526
Visa, Cl. A	224,273		15,059,932
Western Union	59,512		1,209,879
Xerox	123,285		1,311,752
Yahoo!	100,126	[b]	3,933,951
			222,323,017
Technology Hardware & Equipment—6.7%
Amphenol, Cl. A	35,649		2,066,573
Apple	669,400		83,959,495
Cisco Systems	590,313		16,209,995
Corning	149,118		2,942,098
EMC	225,760		5,957,806
F5 Networks	8,193	[b]	986,028
FLIR Systems	15,986		492,689
Harris	14,229		1,094,352
Hewlett-Packard	211,166		6,337,092
Juniper Networks	40,835		1,060,485
Motorola Solutions	22,671		1,299,955
NetApp	35,840		1,131,110
QUALCOMM	189,343		11,858,552
SanDisk	25,131		1,463,127
Seagate Technology	37,516		1,782,010
TE Connectivity	47,000		3,022,100
Western Digital	25,064		1,965,519
			143,628,986

Common Stocks (continued)	Shares		Value ($)
Telecommunication Services—2.2%
AT&T	603,110	[a]	21,422,467
CenturyLink	64,779		1,903,207
Frontier Communications	133,009		658,395
Level 3 Communications	32,850	[b]	1,730,209
Verizon Communications	473,996		22,092,954
			47,807,232
Transportation—2.1%
American Airlines Group	82,452		3,292,721
C.H. Robinson Worldwide	16,942		1,057,011
CSX	115,867		3,783,058
Delta Air Lines	95,558		3,925,523
Expeditors International of Washington	23,052		1,062,812
FedEx	30,706		5,232,302
J.B. Hunt Transport Services	10,692		877,706
Kansas City Southern	12,890		1,175,568
Norfolk Southern	35,314		3,085,031
Ryder System	5,911		516,444
Southwest Airlines	78,945		2,612,290
Union Pacific	102,531		9,778,381
United Parcel Service, Cl. B	80,206		7,772,763
			44,171,610
Utilities—2.8%
AES	75,011		994,646
AGL Resources	13,986		651,188
Ameren	28,746		1,083,149
American Electric Power	56,182		2,975,961
CenterPoint Energy	52,052		990,550
CMS Energy	31,790		1,012,194
Consolidated Edison	34,369		1,989,278
Dominion Resources	68,064		4,551,440
DTE Energy	21,027		1,569,455
Duke Energy	80,400		5,677,848
Edison International	38,205		2,123,434
Entergy	21,437		1,511,308
Eversource Energy	36,521		1,658,419

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Exelon	98,724		3,101,908
FirstEnergy	48,617		1,582,483
NextEra Energy	51,071		5,006,490
NiSource	35,935		1,638,277
NRG Energy	39,241		897,834
Pepco Holdings	31,010		835,409
PG&E	55,680		2,733,888
Pinnacle West Capital	13,127		746,795
PPL	78,453		2,312,010
Public Service Enterprise Group	59,371		2,332,093
SCANA	16,024		811,616
Sempra Energy	26,535		2,625,373
Southern	104,726		4,388,019
TECO Energy	26,631		470,303
WEC Energy Group	37,434		1,683,391
Xcel Energy	58,627		1,886,617
			59,841,376
Total Common Stocks
(cost $933,467,332)			2,117,822,702
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.08%, 9/17/15	545,000	[d]	545,006
0.08%, 12/10/15	150,000	[d]	149,975
Total Short-Term Investments
(cost $694,849)			694,981

Other Investment—.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,140,864)	17,140,864	[e]	17,140,864

Investment of Cash Collateral
for Securities Loaned—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,416,835)	4,416,835 [e]	4,416,835
Total Investments (cost $955,719,880)	100.3%	2,140,075,382
Liabilities, Less Cash and Receivables	(.3%)	(7,409,565)
Net Assets	100.0%	2,132,665,817

a Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $40,767,974 and the value of the collateral held by the fund was $41,647,890, consisting of cash collateral of $4,416,835 and
U.S. Government & Agency securities valued at $37,231,055.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	10.4	Food & Staples Retailing	2.4
Pharmaceuticals,		Real Estate	2.4
Biotech & Life Sciences	10.1	Semiconductors &
Energy	7.8	Semiconductor Equipment	2.4
Capital Goods	7.4	Telecommunication Services	2.2
Technology Hardware & Equipment	6.7	Transportation	2.1
Banks	6.2	Consumer Services	1.8
Health Care Equipment & Services	5.2	Household & Personal Products	1.8
Diversified Financials	5.1	Consumer Durables & Apparel	1.4
Food, Beverage & Tobacco	5.1	Automobiles & Components	1.1
Retailing	4.7	Short-Term/
Media	3.7	Money Market Investments	1.0
Materials	3.2	Commercial & Professional Services	.6
Utilities	2.8
Insurance	2.7		100.3

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES
June 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2015	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	180	18,489,600	September 2015	(272,607)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $40,767,974)—Note 1(b):
Unaffiliated issuers	934,162,181	2,118,517,683
Affiliated issuers	21,557,699	21,557,699
Cash		887,569
Dividends and securities lending income receivable		2,452,902
Receivable for investment securities sold		384,927
Receivable for futures variation margin—Note 4		38,884
Prepaid expenses		12,187
		2,143,851,851
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		486,069
Liability for securities on loan—Note 1(b)		4,416,835
Payable for shares of Common Stock redeemed		4,294,639
Payable for investment securities purchased		1,822,911
Accrued expenses		165,580
		11,186,034
Net Assets ($)		2,132,665,817
Composition of Net Assets ($):
Paid-in capital		945,824,602
Accumulated undistributed investment income—net		375,776
Accumulated net realized gain (loss) on investments		2,382,544
Accumulated net unrealized appreciation (depreciation) on
investments [including ($272,607) net unrealized
(depreciation) on financial futures]		1,184,082,895
Net Assets ($)		2,132,665,817

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,919,401,740	213,264,077
Shares Outstanding	43,782,455	4,859,144
Net Asset Value Per Share ($)	43.84	43.89
See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	22,151,444
Affiliated issuers	10,713
Income from securities lending—Note 1(b)	63,377
Interest	346
Total Income	22,225,880
Expenses:
Management fee—Note 3(a)	2,655,256
Distribution fees—Note 3(b)	280,708
Directors’ fees and expenses—Note 3(d)	79,961
Prospectus and shareholders’ reports	79,515
Professional fees	42,067
Loan commitment fees—Note 2	7,672
Shareholder servicing costs—Note 3(c)	5,890
Registration fees	2,358
Miscellaneous	115,737
Total Expenses	3,269,164
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	3,269,162
Investment Income—Net	18,956,718
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	42,816,728
Net realized gain (loss) on financial futures	1,036,857
Net Realized Gain (Loss)	43,853,585
Net unrealized appreciation (depreciation) on investments	(38,161,597)
Net unrealized appreciation (depreciation) on financial futures	(373,457)
Net Unrealized Appreciation (Depreciation)	(38,535,054)
Net Realized and Unrealized Gain (Loss) on Investments	5,318,531
Net Increase in Net Assets Resulting from Operations	24,275,249
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	18,956,718	35,964,660
Net realized gain (loss) on investments	43,853,585	60,577,665
Net unrealized appreciation
(depreciation) on investments	(38,535,054)	166,059,427
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,275,249	262,601,752
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(17,000,719)	(32,486,811)
Service Shares	(1,622,294)	(3,496,374)
Net realized gain on investments:
Initial Shares	(53,808,934)	(21,174,073)
Service Shares	(6,088,629)	(2,747,658)
Total Dividends	(78,520,576)	(59,904,916)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	101,153,560	178,069,463
Service Shares	5,714,678	15,253,576
Dividends reinvested:
Initial Shares	70,809,653	53,660,884
Service Shares	7,710,923	6,244,032
Cost of shares redeemed:
Initial Shares	(158,784,402)	(255,053,283)
Service Shares	(29,560,247)	(49,284,189)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,955,835)	(51,109,517)
Total Increase (Decrease) in Net Assets	(57,201,162)	151,587,319
Net Assets ($):
Beginning of Period	2,189,866,979	2,038,279,660
End of Period	2,132,665,817	2,189,866,979
Undistributed investment income—net	375,776	42,071

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	2,245,186	4,171,268
Shares issued for dividends reinvested	1,611,946	1,273,338
Shares redeemed	(3,539,564)	(6,014,440)
Net Increase (Decrease) in Shares Outstanding	317,568	(569,834)
Service Shares
Shares sold	128,731	357,107
Shares issued for dividends reinvested	175,329	148,424
Shares redeemed	(653,181)	(1,160,923)
Net Increase (Decrease) in Shares Outstanding	(349,121)	(655,392)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	44.99		40.84	31.86	29.48	29.67	26.31
Investment Operations:
Investment income—net[a]	.40		.74	.66	.63	.54	.48
Net realized and unrealized
gain (loss) on investments	.08		4.65	9.39	3.95	.02	3.37
Total from
Investment Operations	.48		5.39	10.05	4.58	.56	3.85
Distributions:
Dividends from
investment income—net	(.39)		(.75)	(.68)	(.64)	(.55)	(.49)
Dividends from net realized
gain on investments	(1.24)		(.49)	(.39)	(1.56)	(.20)	—
Total Distributions	(1.63)		(1.24)	(1.07)	(2.20)	(.75)	(.49)
Net asset value,
end of period	43.84		44.99	40.84	31.86	29.48	29.67
Total Return (%)	1.08	[b]	13.42	32.02	15.74	1.88	14.84
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.28	[c]	.27	.29	.28	.27	.27
Ratio of net expenses
to average net assets	.28	[c]	.27	.29	.28	.27	.27
Ratio of net investment
income to average
net assets	1.77	[c]	1.76	1.82	2.02	1.81	1.78
Portfolio Turnover Rate	1.84	[b]	1.59	3.76	3.13	3.27	4.46
Net Assets, end of period
($ x 1,000)	1,919,402		1,955,325	1,798,538	1,541,577	1,487,417	1,635,095

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	45.03		40.89	31.90	29.51	29.70	26.34
Investment Operations:
Investment income—net[a]	.34		.64	.57	.56	.47	.41
Net realized and unrealized
gain (loss) on investments	.09		4.63	9.40	3.96	.02	3.38
Total from Investment Operations	.43		5.27	9.97	4.52	.49	3.79
Distributions:
Dividends from
investment income—net	(.33)		(.64)	(.59)	(.57)	(.48)	(.43)
Dividends from net realized
gain on investments	(1.24)		(.49)	(.39)	(1.56)	(.20)	—
Total Distributions	(1.57)		(1.13)	(.98)	(2.13)	(.68)	(.43)
Net asset value, end of period	43.89		45.03	40.89	31.90	29.51	29.70
Total Return (%)	.97	[b]	13.10	31.71	15.47	1.62	14.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52	[c]	.52	.54	.53	.52	.52
Ratio of net expenses
to average net assets	.52	[c]	.52	.54	.53	.52	.52
Ratio of net investment income
to average net assets	1.53	[c]	1.50	1.57	1.78	1.56	1.53
Portfolio Turnover Rate	1.84	[b]	1.59	3.76	3.13	3.27	4.46
Net Assets, end of period
($ x 1,000)	213,264		234,542	239,742	185,127	168,177	168,782

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to seek to match the total return of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,111,803,554	—	—	2,111,803,554
Equity Securities—
Foreign
Common Stocks†	6,019,148	—	—	6,019,148

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Mutual Funds	21,557,699	—	—	21,557,699
U.S. Treasury	—	694,981	—	694,981
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(272,607)	—	—	(272,607)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized depreciation at period end.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $19,438 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015, were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $39,882,668 and long-term capital gains $20,022,248.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Mangement Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, the fund’s custody fee is included in the management fee.

Pursuant to an index management agreement (the “Index Agreement”), Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the fund’s custody fee is included in the index-management fee.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $280,708 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2015, Initial shares were charged $5,168 pursuant to the Shareholders Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $752 for transfer agency services and $51 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $436,875, Distribution Plan fees $44,831, Shareholder Services Plan fees $1,000, Chief Compliance Officer fees $3,169 and transfer agency fees $194.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2015, amounted to $39,474,739 and $93,759,612, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2015 is discussed below.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2015:

Average Market Value ($)
Equity financial futures	24,012,060

At June 30, 2015, accumulated net unrealized appreciation on investments was $1,184,355,502, consisting of $1,218,790,535 gross unrealized appreciation and $34,435,033 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company

(“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11.Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange.There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants,

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case.The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court.The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL.The fund was a defendant in at least one of the dismissed cases.The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal was completed in April 2014. Oral argument before the Second Circuit took place on November 5, 2014.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014, the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Index Management Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Index Manager”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Index Manager. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered

Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Index Manager. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods and ranked in the first quartile of the Performance Universe in all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was at the

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Expense Group median, the fund’s actual management fee was at the Expense Group median and slightly below the Expense Universe median and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Index Manager in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Index Manager and Dreyfus.The Board also noted the Index Manager’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Index Manager, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Index Manager from acting as investment adviser and index manager, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Index Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Index Manager were reasonable in light of the considerations described above.

The Fund 47

INFORMATION ABOUT THE RENEWAL	OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Index Manager, of the fund and the services provided to the fund by Dreyfus and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 3, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    August 3, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)